COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Capital Commitments

Capital commitments outstanding at December 31, 2010 and 2011 not provided for in the financial statements were as follows:

	December 31, 2010	December 31, 2011
Purchase of property, plant and equipment	857,275	443,001

Future Materials Purchase Commitments	Future materials purchase commitments are as follows:

Year ending December 31	USD ‘000
2012	9,594
2013	9,594
2014	9,594
2015	7,193
2016	7,193

Total	43,168